Stock and Stockholders’ Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stock and Stockholders’ Equity
Stock and Stockholders’ Equity
Initial and Secondary Public Offerings
On April 23, 2014, we closed our initial public offering of our common stock in which we sold 39,200,000 shares, and on April 25, 2014, the underwriters exercised in full their overallotment option which resulted in the sale of an additional 5,880,000 shares of our common stock. Our shares of common stock were sold at an initial public offering price of $16.00 per share, which generated $672 million of net proceeds from the offering after deducting underwriting discounts and commissions and offering expenses.
We used the net proceeds from this offering to repay (i) $296 million aggregate principal amount of our term loans and (ii) $320 million aggregate principal amount of our senior secured notes due in 2019 at a redemption price of 108.5% of the principal amount. We also used the net proceeds from our offering to pay the $27 million redemption premium and $13 million in accrued but unpaid interest on the senior secured notes due in 2019. We used the remaining portion of the net proceeds from our offering to pay a $21 million fee, in the aggregate, to TPG Global, LLC (“TPG”) and Silver Lake Management Company (“Silver Lake”) pursuant to a management services agreement (the “MSA”), which was thereafter terminated.
During the years ended December 31, 2016 and 2015, certain of our stockholders sold an aggregate of 20,000,000 and 103,970,000 shares, respectively, of our common stock through secondary public offerings. In connection with one of these offerings, we repurchased 3,400,000 shares totaling $99 million from the underwriter of the offering during the year ended December 31, 2015. We did not receive any proceeds from the secondary public offerings.
We repurchased 5,779,769 shares, totaling $109 million, and 3,980,672 shares, totaling $100 million, of our common stock during the years ended December 31, 2017 and 2016, respectively.

Common Stock Dividends
We paid a quarterly cash dividend on our common stock of $0.14 per share, totaling $155 million, $0.13 per share, totaling $144 million, and $0.09 per share, totaling $99 million, during the years ended December 31, 2017, 2016 and 2015, respectively.
Our board of directors has declared a cash dividend of $0.14 per share of our common stock, which will be paid on March 30, 2018 to stockholders of record as of March 21, 2018.